SPAC Merger - Additional Information (Detail) - USD ($)			3 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Dec. 31, 2020	Dec. 17, 2020
Disclosure Of SPAC Merger [Line Items]
Shares issued price per share				$ 10.00
Proceeds from private placement warrants			$ 9,475,000
Marquee Raine Acquisition Corp [Member] | Enjoy Technology Inc [Member]
Disclosure Of SPAC Merger [Line Items]
Shares issued price per share		$ 10.00
Business Combination, Consideration Transferred		$ 1,200,000,000
Payments to Acquire Trust Preferred Investments		374,000,000.0
Proceeds from private placement warrants		$ 80,000,000.0
LCH Transaction [Member] | Common Stock [Member] | Enjoy Technology Inc [Member]
Disclosure Of SPAC Merger [Line Items]
Conversion of Stock, Amount Issued	$ 20,000,000.0
Shares issued price per share	$ 10.00